Cash and Cash Equivalents And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash and Cash Equivalents And Restricted Cash

	December 31, 2017	December 31, 2016
Cash on hand and at banks	$60,088	$39,286
Short-term deposits	21,063	10,006
Total cash and cash equivalents	$81,151	$49,292